Current and long-term debt - 2020 TSFL lease financing (Details) $ in Thousands	1 Months Ended			12 Months Ended
	Nov. 30, 2023 USD ($)	Mar. 31, 2021	Nov. 30, 2020 USD ($) tanker	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Oct. 31, 2023 USD ($)	Jul. 31, 2023	Jan. 31, 2023 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 1,588,290	$ 1,436,224
Principal repayments recognized in consolidated cash flow statements				$ 516,127	$ 79,502	$ 56,729
Purchase option fees							$ 1,700		$ 1,200
2020 TSFL Lease Financing
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 47,300
Sale leaseback transaction, term			7 years
Principal repayments recognized in consolidated cash flow statements	$ 38,100
Purchase option fees	$ 1,100
Borrowings, bareboat charter term		7 years
2020 TSFL Lease Financing | Secured Overnight Financing Rate (SOFR)
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis								3.20%
2020 TSFL Lease Financing | Vessels | MR | STI Galata and STI La Boca
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | tanker			2